Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Business Description [Line Items]
Schedule of Consolidated Financial Statements of the Company

The unaudited condensed consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jin Med	January 14, 2020	Cayman Island	Parent	Investment holding

Zhongjin HK	February 25, 2020	Hong Kong	100%	Investment holding

Erhua Med	September 24, 2020	PRC	100%	WFOE, Investment holding

Changzhou Zhongjin	January 26, 2006	PRC	VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Taizhou Zhongjin	June 17, 2013	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Jing’ao	December 18, 2014	PRC	100% controlled subsidiary of the VIE	Design, development, manufacturing and sales of wheelchair and other mobility products

Zhongjin Kangma	August 21, 2023	PRC	80% controlled subsidiary of the VIE	Sales of wheelchair and other mobility products

Anhui Zhongjin	October 7, 2023	PRC	100%	Newly incorporated – not in operation yet

Kangma Health	February 19, 2025	PRC	100% controlled subsidiary of the Zhongjin Kangma	Newly incorporated – not in operation yet

VIE [Member]
Organization and Business Description [Line Items]
Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances:

	March 31, 2025	September 30, 2024
Current assets	$38,902,078	$37,842,016
Non-current assets	1,740,553	1,971,681
Total assets	$40,642,631	$39,813,697
Current liabilities	$20,567,126	$17,013,879
Non-current liabilities	30,095	96,175
Total liabilities	$20,597,221	$17,110,054

Schedule of Revenue
	For the Six Months Ended March 31,
	2025	2024
Net revenue	$9,881,505	$10,556,891
Net income	$207,608	$2,201,868

Schedule of Cash Flow Statement
	For the Six Months Ended March 31,
	2025	2024
Net cash provided by operating activities	$2,919,587	$629,983
Net cash used in investing activities	$(4,297,134)	$(3,560,418)
Net cash provided by financing activities	$4,901,089	$5,692,303